NUVEEN EMERGING MARKETS EQUITY FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE SUMMARY PROSPECTUS DATED NOVEMBER 27, 2018

Reed D. Walters is no longer a portfolio manager of Nuveen Emerging Markets Equity Fund. David H. Lund will continue to serve as portfolio manager of the Fund.

PLEASE KEEP THIS WITH YOUR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-EMES-1019P